Income Taxes (Details) - Schedule of Income Tax Expense (Benefit) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes (Details) - Schedule of Income Tax Expense (Benefit) [Line Items]
Current income tax expense (benefit)
Kingdom of Lesotho [Member]
Income Taxes (Details) - Schedule of Income Tax Expense (Benefit) [Line Items]
Current income tax expense (benefit)
Republic of Malta [Member]
Income Taxes (Details) - Schedule of Income Tax Expense (Benefit) [Line Items]
Current income tax expense (benefit)
United Kingdom [Member]
Income Taxes (Details) - Schedule of Income Tax Expense (Benefit) [Line Items]
Current income tax expense (benefit)